Fair Value Measurements (Details) - Schedule of company's assets that are measured at fair value on a recurring basis - Money Market Funds [Member] - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Quoted Prices in Active Markets (Level 1) [Member]
Investments held in Trust Account
Money Market Funds	$ 316,991,065	$ 316,398,889
Significant Other Observable Inputs (Level 2) [Member]
Investments held in Trust Account
Money Market Funds
Significant Other Unobservable Inputs (Level 3) [Member]
Investments held in Trust Account
Money Market Funds